RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Due to Related Parties	$ 2,080,869	$ 1,964,275
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,351,199	1,544,464
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	691,360	401,719
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	27,393	16,224
Hollysys Equipment [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	1,821
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	10,915	45
New Huake [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 2	$ 2